   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 25, 1997


                                                              FILE NO. 33-22821

                                                              FILE NO. 811-5601
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 24         /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940         / /
                                AMENDMENT NO. 25                /X/


                            ------------------------

                            SEI INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                                  DAVID G. LEE
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esquire              John H. Grady, Jr.
          Morgan, Lewis & Bockius LLP            Morgan, Lewis & Bockius LLP
          2000 One Logan Square                  1800 M Street, N.W.
          Philadelphia, PA 19103                 Washington, D.C. 20036

                            ------------------------


               Title of Securities Being Registered . . . . . . . . . . . . . .
               Units of Beneficial Interest


    It is proposed that this filing become effective (check appropriate box)


   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (b)
   / /     75 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SEI INTERNATIONAL TRUST
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--INTERNATIONAL EQUITY, EMERGING MARKETS EQUITY, INTERNATIONAL FIXED INCOME AND EMERGING MARKETS DEBT
PORTFOLIOS
PORTFOLIOS--CLASS A
Item 1.      Cover page.......................................  Cover Page
Item 2.      Synopsis.........................................  Annual Operating Expenses
Item 3.      Condensed Financial Information..................  Financial Highlights; Performance
Item 4.      General Description of Registrant................  The Trust; Investment Objectives and Policies;
                                                                  Investment Policies and Risk Factors;
                                                                  Description of Permitted Investments and Risk
                                                                  Factors; Investment Limitations
Item 5.      Management of the Fund...........................  General Information--Trustees of the Trust; The
                                                                  Manager; The Advisers; The Sub-Advisers
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights, Shareholder
                                                                  Inquiries; Dividends; Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares; Distribution
                                                                  and Shareholder Servicing
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART A--INTERNATIONAL EQUITY PORTFOLIO--CLASS D

Item 1.      Cover page.......................................  Cover Page
Item 2.      Synopsis.........................................  Shareholder Transaction Expenses; Annual
                                                                  Operating Expenses
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Trust; Investment Objective; Investment
                                                                  Policies; Description of Permitted Investments
                                                                  and Risk Factors; Investment Limitations
Item 5.      Management of the Fund...........................  General Information--Trustees of the Trust, The
                                                                  Manager; The Adviser; The Sub-Advisers
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights, Shareholder
                                                                  Inquiries; Dividends; Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase of Shares; Distribution
Item 8.      Redemption or Repurchase.........................  Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

                                      (i)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
PART B--ALL PORTFOLIOS

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Trust
Item 13.     Investment Objectives and Policies...............  Description of Permitted Investments; Investment
                                                                  Limitations
Item 14.     Management of the Registrant.....................  Trustees and Officers of the Trust; The Manager;
                                                                  The Advisers and Sub-Advisers
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  5% Shareholders; Trustees and Officers of the
                                                                  Trust
Item 16.     Investment Advisory and Other Services...........  The Advisers; The Manager; Distribution and
                                                                  Shareholder Servicing; Experts
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus)
Item 20.     Tax Status.......................................  Taxes (Prospectus); Tax
Item 21.     Underwriters.....................................  Distribution and Shareholder Servicing
Item 22.     Calculation of Performance Data..................  Performance
Item 23.     Financial Statements.............................  Financial Statements

                                     PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

------------------------

 *  Not Applicable

** Information required by Item 5A is contained in the Annual Report for the fiscal year ending February 28, 1997.

                                      (ii)

                            SEI INTERNATIONAL TRUST
                        EMERGING MARKETS DEBT PORTFOLIO
                       SUPPLEMENT DATED NOVEMBER 25, 1997
                     TO THE PROSPECTUS DATED JUNE 30, 1997

      THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

      Salomon Brothers Asset Management Inc. ("SBAM") currently serves as Sub-Adviser for the Emerging Markets Debt Portfolio (the "Portfolio") of SEI International Trust (the "Trust"). Effective November 26, 1997, Salomon Inc. ("Salomon"), the ultimate parent company of SBAM, will be acquired by Travelers Group Inc. ("Travelers").

      On September 24, 1997, Travelers and Salomon announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the "Transaction"). Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM, which will continue to serve as the investment sub-adviser to the Portfolio. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services. The Transaction is expected to be completed by the end of November, 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon's stockholders.

      The Transaction is deemed an "assignment," as defined in the Investment Company Act of 1940, of the Sub-Advisory Agreement between SEI Investments Management Corporation ("SIMC") and SBAM relating to the Portfolio, which will result in the termination of the Agreement. Accordingly, at a Board of Trustees Meeting to be held on December 1-2, 1997, the Board will be asked to approve a new sub-advisory agreement between SIMC and SBAM that is identical in all material respects to the existing agreement.

      This Prospectus is hereby amended to reflect this change in SBAM's ownership.

                             ---------------------

      The Prospectus dated June 30, 1997 is hereby amended by the addition of the following unaudited financial information for the Emerging Markets Debt Portfolio (the "Portfolio") for the period ended October 31, 1997.
FINANCIAL HIGHLIGHTS
                 _______________________________________________________________
SEI INTERNATIONAL TRUST -- FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                NET ASSET      NET                          DISTRIBUTIONS
                                  VALUE     INVESTMENT   NET REALIZED AND    FROM NET    DISTRIBUTIONS
                                BEGINNING    INCOME/        UNREALIZED      INVESTMENT   FROM REALIZED   RETURN OF
                                OF PERIOD     (LOSS)      GAINS/(LOSSES)    INCOME (2)   CAPITAL GAINS    CAPITAL
------------------------------------------------------------------------------------------------------------------
------------------------
EMERGING MARKETS DEBT
------------------------
CLASS A
  1997(1)*                       $  10.00     $   0.14        $(0.67)         $     --      $       --    $     --

                                                                                                                 RATIO OF
                                                                                                                   NET
                                                                                       RATIO OF                 INVESTMENT
                                                                                         NET        RATIO OF     INCOME/
                                  NET                                                 INVESTMENT    EXPENSES    (LOSS) TO
                                 ASSET                                    RATIO OF     INCOME/     TO AVERAGE    AVERAGE
                                 VALUE                     NET ASSETS     EXPENSES    (LOSS) TO    NET ASSETS   NET ASSETS
                                 END OF       TOTAL          END OF      TO AVERAGE    AVERAGE     (EXCLUDING   (EXCLUDING
                                 PERIOD       RETURN      PERIOD (000)   NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
------------------------------  ------------------------------------------------------------------------------------------
------------------------
EMERGING MARKETS DEBT
------------------------
CLASS A
  1997(1)*                      $  9.47          (5.30)%    $   88,550      1.35%        6.94%        2.08%        6.21%


                                PORTFOLIO     AVERAGE
                                 TURNOVER    COMMISSION
                                   RATE        RATE+
------------------------------
------------------------
EMERGING MARKETS DEBT
------------------------
CLASS A
  1997(1)*                           95%            n/a

  * FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED). ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (1) EMERGING MARKETS DEBT PORTFOLIO CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 (2) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN FOREIGN CURRENCY GAINS AND LOSSES.
 + AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR EQUITY FUNDS FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-A-095-01

                            SEI INTERNATIONAL TRUST
                        EMERGING MARKETS DEBT PORTFOLIO
                       SUPPLEMENT DATED NOVEMBER 25, 1997
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 30, 1997

    The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements for the Emerging Markets Debt Portfolio for the period from June 29, 1997 (commencement of operations) through October 31, 1997, along with the notes to the financial statements for the Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            STATEMENT OF NET ASSETS

             SEI INTERNATIONAL TRUST--OCTOBER 31, 1997 (UNAUDITED)

EMERGING MARKETS DEBT PORTFOLIO

                                                                                       FACE AMOUNT   MARKET VALUE
DESCRIPTION                                                                              (000)(1)       (000)
-----------------------------------------------------------------------------------------------------------------
FOREIGN BONDS 78.8%
ALGERIA--2.9%
  Republic of Algeria FRN
    7.250%, 09/04/06.................................................................        3,250    $    2,567
                                                                                                     ------------
ARGENTINA--15.7%
  Government of Argentina
    8.375%, 12/20/03.................................................................          900           795
    11.000%, 10/09/06................................................................          750           736
    11.375%, 01/30/17................................................................        1,750         1,680
    5.500%, 03/31/23.................................................................        3,750         2,643
  Government of Argentina FRN
    6.750%, 03/31/05.................................................................        8,640         7,279
    6.875%, 03/31/23.................................................................        1,000           782
                                                                                                     ------------
                                                                                                          13,915
                                                                                                     ------------
BRAZIL--8.6%
  Government of Brazil
    8.000%, 04/15/14.................................................................        7,395         5,168
  Government of Brazil FRN
    6.813%, 01/01/01.................................................................          588           542
    6.750%, 04/15/12.................................................................        2,500         1,875
                                                                                                     ------------
                                                                                                           7,585
                                                                                                     ------------
BULGARIA--2.4%
  Government of Bulgaria FLIRB
    2.281%, 07/28/12.................................................................        3,950         2,094
                                                                                                     ------------
ECUADOR--4.2%
  Government of Ecuador PDI
    6.688%, 02/27/15.................................................................        6,211         3,704
                                                                                                     ------------
IVORY COAST--0.9%
  Ivory Coast When Issued FRB........................................................        2,500           775
                                                                                                     ------------
MEXICO--16.0%
  Government of Mexico
    11.500%, 05/15/26................................................................        1,000         1,080
  Government of Mexico FRN,
    Series A (including 500,000 rights)
    6.250%, 12/31/19.................................................................          500           395
  Government of Mexico FRN,
    Series B (including 800,000 rights)
    6.836%, 12/31/19.................................................................          800           712
  Government of Mexico FRN,
    Series W-A, with recovery rights

             SEI INTERNATIONAL TRUST--OCTOBER 31, 1997 (UNAUDITED)

EMERGING MARKETS DEBT PORTFOLIO

                                                                                       FACE AMOUNT   MARKET VALUE
DESCRIPTION                                                                              (000)(1)       (000)
-----------------------------------------------------------------------------------------------------------------
    6.250%, 12/31/19.................................................................        3,000         2,320
  Government of Mexico FRN,
    Series W-B, with recovery rights
    6.250%, 12/31/19.................................................................        7,000    $    5,674
  Government of Mexico,
    Series B (including 384,000 rights)
    6.250%, 12/31/19.................................................................          250           198
  United Mexican States
    11.375%, 09/15/16................................................................        3,500         3,780
                                                                                                     ------------
                                                                                                          14,159
                                                                                                     ------------
PANAMA--8.0%
  Government of Panama
    8.875%, 09/30/27.................................................................        2,550         2,215
  Government of Panama IRB
    3.750%, 07/17/14.................................................................        4,750         3,356
  Government of Panama PDI
    6.688%, 07/17/16.................................................................        2,070         1,541
                                                                                                     ------------
                                                                                                           7,112
                                                                                                     ------------
PERU--4.8%
  Republic of Peru FLIRB
    3.250%, 03/07/17.................................................................        4,250         2,131
  Republic of Peru PDI
    4.000%, 03/07/17.................................................................        3,750         2,119
                                                                                                     ------------
                                                                                                           4,250
                                                                                                     ------------
PHILIPPINES--1.3%
  Government of Philippines
    8.750%, 10/07/16.................................................................          500           425
  Government of Phillppines
    Treasury Bill
    5.329%, 08/14/98.................................................................          800           768
                                                                                                     ------------
                                                                                                           1,193
                                                                                                     ------------
POLAND--3.4%
  Government of Poland
    12.000%, 06/12/02................................................................    PZL 6,500         1,354
  Government of Poland
    12.000%, 02/12/02................................................................    PZL 8,000         1,676
                                                                                                     ------------
                                                                                                           3,030
                                                                                                     ------------

             SEI INTERNATIONAL TRUST--OCTOBER 31, 1997 (UNAUDITED)

EMERGING MARKETS DEBT PORTFOLIO

                                                                                       FACE AMOUNT   MARKET VALUE
DESCRIPTION                                                                              (000)(1)       (000)
-----------------------------------------------------------------------------------------------------------------
VENEZUELA--10.6%
  Government of Venezuela
    9.250%, 09/15/27.................................................................        3,000    $    2,414
  Government of Venezuela FRN
    6.750%, 12/18/07.................................................................        8,000         6,934
                                                                                                     ------------
                                                                                                           9,348
                                                                                                     ------------
Total Foreign Bonds (Cost $75,672)...................................................                     69,732
                                                                                                     ------------
LOAN PARTICIPATIONS--19.2%
MOROCCO--8.2%
  Morocco R&C Loan FRN
    (Participation: Chase Securities)(3).............................................        2,400         1,875
    (Participation: ING)(3)..........................................................        1,700         1,328
    (Participation: J.P. Morgan)(3)
    6.594%, 01/01/09.................................................................        5,265         4,113
                                                                                                     ------------
RUSSIA--11.0%
  Russian IAN When Issued(2)
    (Participation: Bank of America)(3)..............................................       14,500         9,715
                                                                                                     ------------
Total Loan Participations (Cost $19,683).............................................                     17,031
                                                                                                     ------------
CURRENCY OPTIONS--0.0%
  Brazil Real Call Strike 103.2, 11/05/97............................................    5,000,000        --
  Brazil Real Call Strike 103.36, 11/06/97...........................................    5,000,000        --
                                                                                                     ------------
Total Currency Options (Cost $117)...................................................                     --
                                                                                                     ------------
REPURCHASE AGREEMENTS--32.4%
  State Street Bank Repo
    5.55%, dated 10/31/97, matured 11/03/97, repurchase price $28,715,275
    (collaterized by U.S. Treasury Note, par value $28,925,000, 5.85%, 08/31/99,
    market value $29,278,810)........................................................       28,702        28,702
                                                                                                     ------------
Total Repurchase Agreements (Cost $28,702)...........................................                     28,702
                                                                                                     ------------
Total Investments--130.4% (Cost $124,174)............................................                    115,465
                                                                                                     ------------

             SEI INTERNATIONAL TRUST--OCTOBER 31, 1997 (UNAUDITED)

EMERGING MARKETS DEBT PORTFOLIO

                                                                                                     MARKET VALUE
DESCRIPTION                                                                                             (000)
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--(30.4%)
  Investment Securities Sold.......................................................................   $   17,825
  Investment Securities Purchased..................................................................      (47,651)
  Capital Shares Sold..............................................................................        2,145
  Other Assets and Liabilities.....................................................................          766
                                                                                                     ------------
Other Assets and Liabilities, Net..................................................................      (26,915)
                                                                                                     ------------
NET ASSETS:
Portfolio Shares of Class A
  (unlimited authorization--no par value) based on 9,349,498 outstanding shares of beneficial
  interest.........................................................................................       96,881
Undistributed net investment income................................................................        1,259
Accumulated net realized loss on investments.......................................................         (888)
Net unrealized appreciation on forward foreign currency contracts, foreign currency and translation
  of other assets and liabilities in foreign currency..............................................            7
Net unrealized depreciation on investments.........................................................       (8,709)
                                                                                                     ------------
Total Net Assets--100.0%...........................................................................   $   88,550
                                                                                                     ------------
                                                                                                     ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE--CLASS A..................................   $     9.47
                                                                                                     ------------
                                                                                                     ------------

------------------------

FLIRB--FRONT LOADED INTEREST REDUCTION BOND

FRB--FLOATING RATE BOND

FRN--FLOATING RATE NOTE

IAN--INTEREST ARREARS NOTE

IRB--INTEREST RATE BOND

PDI--PAST DUE INTEREST

PZL--POLISH ZLOTY

(1) IN U.S. DOLLARS UNLESS OTHERWISE INDICATED.

(2) NON-INCOME PRODUCING SECURITY. SECURITY IS IN DEFAULT.

(3) PARTICIPATIONS WERE ACQUIRED THROUGH FINANCIAL INSTITUTIONS INDICATED PARENTHETICALLY. SEE NOTE 8.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

     SEI INTERNATIONAL TRUST--FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)

                                                                                                        EMERGING
                                                                                                         MARKETS
                                                                                                      DEBT (000)(1)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..........................................................................................    $   1,538
  Less: Foreign Taxes Withheld......................................................................       --
                                                                                                      -------------
  Total Investment Income...........................................................................        1,538
                                                                                                      -------------
EXPENSES:
  Management fees...................................................................................          121
  Less: management fees waived......................................................................          (46)
  Investment advisory fees..........................................................................          158
  Less: investment advisory fees waived.............................................................          (43)
  Custodian/wire agent fees.........................................................................           39
  Shareholder servicing fees........................................................................           46
  Less: shareholder servicing fees waived...........................................................          (46)
  Professional fees.................................................................................            2
  Registration & filing fees........................................................................            7
  Printing fees.....................................................................................            1
  Trustee fees......................................................................................            1
  Pricing fees......................................................................................           40
  Amortization of deferred organization costs.......................................................            5
  Miscellaneous fees................................................................................            1
                                                                                                      -------------
  Total Expenses....................................................................................          250
                                                                                                      -------------
NET INVESTMENT INCOME...............................................................................        1,288
                                                                                                      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from security transactions......................................................         (888)
  Net realized loss on forward foreign currency contracts and foreign currency transactions.........          (29)
  Net change in unrealized appreciation on forward foreign currency contracts, futures contracts,
    foreign currencies, and translation of other assets and liabilities in foreign currency.........            7
  Net change in unrealized depreciation on investments..............................................       (8,709)
                                                                                                      -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS..........................................................    $  (8,331)
                                                                                                      -------------
                                                                                                      -------------

------------------------

(1) EMERGING MARKETS DEBT PORTFOLIO COMMENCED OPERATIONS ON JUNE 29, 1997. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

     SEI INTERNATIONAL TRUST--FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)

                                                                                   EMERGING
                                                                                    MARKETS
                                                                                     DEBT
                                                                                   (000)(1)
---------------------------------------------------------------------------------------------
                                                                                     1997
                                                                                  -----------
OPERATIONS:
  Net investment income.........................................................   $   1,288
  Net realized loss from investment transactions................................        (888)
  Net realized loss on forward foreign currency contracts and foreign currency
    transactions................................................................         (29)
  Net change in unrealized appreciation on forward foreign currency contracts, futures contracts, foreign currencies, and translation of other assets and
    liabilities denominated in foreign currencies...............................           7
  Net change in unrealized depreciation on investments..........................      (8,709)
                                                                                  -----------
  Net decrease in net assets from operations....................................      (8,331)
                                                                                  -----------
CAPITAL SHARE TRANSACTIONS(1):
  Class A:
    Proceeds from shares issued.................................................      97,967
    Cost of shares redeemed.....................................................      (1,086)
                                                                                  -----------
    Increase in net assets from Class A transactions............................      96,881
                                                                                  -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS..................      47,941
                                                                                  -----------
      Net increase in net assets................................................      88,550
NET ASSETS:
  Beginning of period...........................................................      --
                                                                                  -----------
  End of period.................................................................   $  88,550
                                                                                  -----------
                                                                                  -----------
1. CAPITAL SHARE TRANSACTIONS:
  Class A:
    Shares issued...............................................................       9,454
    Shares redeemed.............................................................        (105)
                                                                                  -----------
    Total Class A transactions..................................................       9,349
                                                                                  -----------
      Net increase in capital shares............................................       9,349
                                                                                  -----------
                                                                                  -----------

------------------------

(1) EMERGING MARKETS DEBT PORTFOLIO COMMENCED OPERATIONS ON JUNE 29, 1997.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

     SEI INTERNATIONAL TRUST--FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      NET REALIZED
                             NET ASSET       NET          AND        DISTRIBUTIONS                                  NET ASSET
                               VALUE     INVESTMENT    UNREALIZED      FROM NET       DISTRIBUTIONS                   VALUE
                             BEGINNING     INCOME/       GAINS/       INVESTMENT      FROM REALIZED     RETURN       END OF
                             OF PERIOD     (LOSS)       (LOSSES)       INCOME(2)      CAPITAL GAINS   OF CAPITAL     PERIOD
------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT
CLASS A
1997(1)*                     $   10.00    $    0.14    $    (0.67)     $  --            $  --          $  --        $    9.47

                                                                                                             RATIO OF
                                                          RATIO OF      NET INVESTMENT     TO AVERAGE       TO AVERAGE
                                           NET ASSETS     EXPENSES       INCOME/(LOSS)     NET ASSETS       NET ASSETS
                                             END OF      TO AVERAGE       TO AVERAGE       (EXCLUDING       (EXCLUDING
                            TOTAL RETURN  PERIOD (000)   NET ASSETS       NET ASSETS        WAIVERS)         WAIVERS)
--------------------------
EMERGING MARKETS DEBT
CLASS A
1997(1)*                        (5.30)%    $   88,550          1.35%            6.94%            2.08%            6.21%


                             PORTFOLIO       AVERAGE
                             TURNOVER      COMMISSION
                               RATE           RATE+
--------------------------
EMERGING MARKETS DEBT
CLASS A
1997(1)*                           180%        n/a

----------------------------------
 * FOR THE PERIOD ENDED OCTOBER 31, 1997 (UNAUDITED). ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(1) EMERGING MARKETS DEBT PORTFOLIO CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN FOREIGN CURRENCY GAINS AND LOSSES.
 + AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
   DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR EQUITY FUNDS FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

             SEI INTERNATIONAL TRUST--OCTOBER 31, 1997 (UNAUDITED)

1. ORGANIZATION

    SEI International Trust, (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

    The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four portfolios: the International Equity Portfolio, the Emerging Markets Equity Portfolio, the International Fixed Income Portfolio and the Emerging Markets Debt Portfolio (together the "Portfolios"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Portfolios and Class D shares of the International Equity Portfolio. These financial statements relate only to the Emerging Markets Debt Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    SECURITY VALUATION--Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at amortized cost, which approximates market value.

    FEDERAL INCOME TAXES--It is the intention of each Portfolio to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

    REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.

    The Portfolios may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty of the Portfolio.

    If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

             SEI INTERNATIONAL TRUST--OCTOBER 31, 1997 (UNAUDITED)

    FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    For foreign equity securities, the Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

    The Portfolios do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

    The Portfolios report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

    FORWARD FOREIGN CURRENCY CONTRACTS--The Portfolios may enter into forward foreign currency contracts as hedges against either specific transactions, portfolio positions or anticipated portfolio positions. The aggregate principal amounts of the contracts are not recorded as the Portfolios do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Portfolios realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

    CLASSES--Class-specific expenses, such as Shareholder Servicing for Class A and 12b-1 and Transfer Agent for Class D, are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

    EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to the Portfolios on the basis of relative net assets.

    DISTRIBUTIONS--Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

    OTHER--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

    SEI Fund Management (the "Manager") and the Trust are parties to a management agreement dated August 30, 1988, under which the Manager provides management, administrative and shareholder services

             SEI INTERNATIONAL TRUST--OCTOBER 31, 1997 (UNAUDITED)

to the Portfolio for an annual fee equal to .65% of the average daily net assets of the Emerging Markets Debt Portfolio. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Portfolio.

    SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the Emerging Markets Debt Portfolio. Under the Investment Advisory Agreement, SIMC receives an annual fee of .85% of the average daily net assets of the Emerging Markets Debt Portfolio.

    Pursuant to Sub-Advisory Agreements with SIMC, Salomon Brothers Asset Management, Inc. serves as the Sub-Adviser to the Emerging Markets Debt Portfolio.

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Portfolio's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan ("the Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class A shares are paid to the Distributor. Under the Class A Plan, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services.

    Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of Officers and affiliated Trustees is paid by the Manager.

4. ORGANIZATIONAL COSTS

    Organizational costs have been capitalized by the Portfolios and are being amortized using the straight line method over sixty months beginning with the commencement of operations. In the event any of the initial shares of a Portfolio acquired by the Manager are redeemed during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the Manager by the Portfolio will be reduced by an amount equal to a pro-rata portion of the unamortized organizational costs.

5. FORWARD FOREIGN CURRENCY CONTRACTS

    The Portfolios enter into forward foreign currency exchange contracts as hedges against portfolio positions and anticipated portfolio positions. Such contracts, which are designed to protect the value of the Portfolio's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

    The following forward foreign currency contracts were outstanding at October 31, 1997:

                                                                    IN       UNREALIZED
                                                 CONTRACTS TO    EXCHANGE   APPRECIATION
                MATURITY DATES                  DELIVER/RECEIVE    FOR      (DEPRECIATION)
----------------------------------------------  --------------  ----------  -------------
EMERGING MARKETS DEBT PORTFOLIO:
FOREIGN CURRENCY SALES:
11/21/97................................... DM      1,352,000   $  767,746   $   (18,118)
                                                                            -------------
                                                                            -------------

------------------------

CURRENCY LEGEND
DM German Mark

             SEI INTERNATIONAL TRUST--OCTOBER 31, 1997 (UNAUDITED)

6. INVESTMENT TRANSACTIONS

    The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended October 31, 1997, were as follows:

                                                                    PURCHASES     SALES
                                                                      (000)       (000)
                                                                    ----------  ----------
Emerging Markets Debt Portfolio...................................  $  196,204  $  100,689

    The Emerging Markets Debt Portfolio purchased $7,018,757 and sold $7,031,457 in U.S. government securities, during the period ended October 31, 1997.

    For Federal income tax purposes, the cost of securities owned at October 31, 1997 and the net realized gains or losses on securities sold for the period then ended was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation at October 31, 1997 for the Portfolios is as follows:

                                                  APPRECIATED   DEPRECIATED  NET UNREALIZED
                                                  SECURITIES    SECURITIES    DEPRECIATION
                                                     (000)         (000)         (000)
                                                 -------------  -----------  --------------
Emerging Markets Debt Portfolio................    $     252     $  (8,961)    $   (8,709)

7. CONCENTRATION OF RISKS

    Each Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The Emerging Markets Debt Portfolio invests in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the Emerging Markets Debt Portfolio to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

8. LOAN PARTICIPATIONS/ASSIGNMENTS

    The Emerging Markets Debt Portfolio (the "Portfolio") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Portfolio invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Portfolio having a contractual relationship only with the Lender, not with the sovereign borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Portfolio may have difficulty disposing of Participations and Assign-ments because the market for such instruments is not highly liquid.

                           PART C: OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements:

       Part A--Financial Highlights


       Part B--



(i) Financial Highlights for the Emerging Markets Debt Portfolio are included in Part A as a prospectus supplement.
(ii)   The Registrant's unaudited Financial Statements for the Emerging
         Markets Debt Portfolio are filed herewith. The Financial Statements include:
           Statement of Net Assets
           Statement of Operations
           Statement of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements


    (b) Additional Exhibits:


(1) Agreement and Declaration of Trust dated June 28, 1988 as originally filed with Registrant's Registration Statement on Form N-1A (File
         No. 33-22821) filed with the Securities and Exchange Commission
         ("SEC") on June 30, 1988, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23,
         1997.
(2) By-Laws as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-22821) filed with the SEC on June 30,
         1988, are incorporated herein by reference to Post-Effective
         Amendment No. 22, filed with the SEC on April 8, 1997.
(2)(a) Amended By-Laws are incorporated herein by reference to Post-Effective
         Amendment No. 22 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on April 8, 1997.
(3)    Not Applicable
(4)    Not Applicable
(5)(a) Investment Advisory Agreement between Registrant and Brinson Partners,
         Inc. dated June 5, 1991 as originally filed as Exhibit (5)(b) to Post-Effective Amendment No. 6 to Registrant's Registration
         Statement on Form N-1A (File No. 33-22821), filed with the SEC on
         May 16, 1991, is incorporated herein by reference to Post-Effective
         Amendment No. 22, filed with the SEC on April 8, 1997.
(5)(b) Investment Advisory Agreement between Registrant and Strategic Fixed
         Income L.P. dated June 15, 1993 as originally filed as Exhibit
         (5)(c) to Post-Effective Amendment No. 9 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23,
         1997.
(5)(c) Investment Advisory Agreement between Registrant and Morgan Grenfell
         Investment Services Ltd. dated April 25, 1994 as originally filed as
         Exhibit (5)(e) to Post-Effective Amendment No. 16 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on April 8,
         1997.

(5)(d) Investment Advisory Agreement between Registrant and Schroder Capital
         Management International Limited dated April 25, 1994 as originally filed as Exhibit (5)(f) to Post-Effective Amendment No. 16 to
         Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
(5)(e) Investment Advisory Agreement between Registrant and SEI Financial
         Management Corporation dated December 16, 1994 incorporated herein by reference as Exhibit (5)(g) to Post-Effective Amendment No. 19 to
         Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on April 28, 1995.
(5)(f) Investment Advisory Agreement between Registrant and Strategic Fixed
         Income L.P. dated April 25, 1994, as previously filed as Exhibit
         (5)(h) to Post-Effective Amendment No. 19 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on April 8,
         1997.
(5)(g) Investment Sub-Advisory Agreement between Registrant and Morgan
         Grenfell Investment Services Ltd. dated March 25, 1996, previously filed as Exhibit (5)(i) to Post-Effective Amendment No. 19 to
         Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
(5)(h) Investment Sub-Advisory Agreement between Registrant and Schroder
         Capital Management International Limited dated December 14, 1995 previously filed as Exhibit (5)(j) to Post-Effective Amendment No.
         19 to Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
(5)(i) Investment Sub-Advisory Agreement between Registrant and Montgomery
         Asset Management L.P. dated December 21, 1994 incorporated herein by reference as Exhibit (5)(k) to Post-Effective Amendment No. 19 to
         Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on April 28, 1995.
(5)(j) Investment Sub-Advisory Agreement between Registrant and Acadian Asset
         Management, Inc. dated December 16, 1994 incorporated herein by reference as Exhibit (5)(l) to Post-Effective Amendment No. 19 to
         Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on April 28, 1995.
(5)(k) Investment Sub-Advisory Agreement between Registrant and WorldInvest
         Limited dated December 16, 1994 incorporated herein by reference as Exhibit (5)(m) to Post-Effective Amendment No. 19 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
(5)(l) Investment Sub-Advisory Agreement between SEI Financial Management
         Corporation and Schroder Capital Management International Limited incorporated herein by reference as Exhibit (5)(n) to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 25, 1996.
(5)(m) Investment Sub-Advisory Agreement between SEI Financial Management
         Corporation and Morgan Grenfell Investment Services Limited incorporated herein by reference as Exhibit (5)(o) to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 25, 1996.

(5)(n) Investment Sub-Advisory Agreement between SEI Financial Management
         Corporation and Coronation Asset Management (Proprietary) Limited dated September 30, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration
         Statement on Form N-1A (File No. 33-22821), filed with the SEC on
         April 8, 1997.
(5)(o) Investment Sub-Advisory Agreement between SEI Financial Management
         Corporation and Parametric Portfolio Associates dated September 11,
         1996 is incorporated herein by reference to Post-Effective Amendment
         No. 22 to Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on April 8, 1997.
(5)(p) Investment Sub-Advisory Agreement between SEI Financial Management
         Corporation and Farrell Wako Global Investment Management, Inc.
         dated June 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration
         Statement on Form N-1A (File No. 33-22821), filed with the SEC on
         April 8, 1997.
(5)(q) Investment Sub-Advisory Agreement between SEI Financial Management
         Corporation and Lazard London International Investment Management
         Limited dated December 30, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration
         Statement on Form N-1A (File No. 33-22821), filed with the SEC on
         April 8, 1997.
(5)(r) Investment Sub-Advisory Agreement between SEI Financial Management
         Corporation and Seligman Henderson Co. dated June 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on April 8, 1997.
(5)(s) Investment Sub-Advisory Agreement between SEI Financial Management
         Corporation and Yamaichi Capital Management/Yamaichi Capital
         Management (Singapore) Limited dated June 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on April 8, 1997.
(5)(t) Investment Advisory Agreement between Registrant and Acadian Asset
         Management, Inc. dated November 7, 1994 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
(5)(u) Investment Advisory Agreement between Registrant and World Invest
         Limited dated November 7, 1994 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration
         Statement on Form N-1A (File No. 33-22821), filed with the SEC on
         April 8, 1997.
(6)    Distribution Agreement between Registrant and SEI Financial Services
         Company as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
(7)    Not Applicable
(8)(a) Custodian Agreement between Registrant and State Street Bank and Trust
         Company as originally filed as Exhibit (8) to Post-Effective
         Amendment No. 1 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on September 16, 1988, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.

(8)(b) Custodian Agreement between Registrant and The Chase Manhattan Bank,
         N.A. as originally filed as Exhibit (8)(c) to Post-Effective
         Amendment No. 9 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
(9)(a) Management Agreement between Registrant and SEI Financial Management
         Company as originally filed as Exhibit (5)(a) to Pre-Effective
         Amendment No. 1 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
(9)(b) Schedule C to Management Agreement between Registrant and SEI
         Financial Management Company adding the International Fixed Income
         Portfolio as originally filed as Exhibit (5)(d) to Post-Effective
         Amendment No. 10 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to Post-Effective Amendment No. 22 filed with the SEC on April 8, 1997.
(9)(c) Consent to Assignment and Assumption Agreement between SFM and SEI
         Fund Management dated May 31, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
(10)   Opinion and Consent of Counsel as originally filed with Pre-Effective
         Amendment No. 1 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to Post-Effective Amendment No. 22 filed with the SEC on April 8, 1997.
(11)   Not Applicable
(12)   Not Applicable
(13)   Not Applicable
(14)   Not Applicable
(15)(a) Distribution Plan (Class D) as originally filed with Post-Effective
         Amendment No. 10 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to Post-Effective Amendment No. 22 filed with the SEC on April 8, 1997.
(15)(b) Distribution Plan (Core International Equity Portfolio Class A) as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No.
         33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
(15)(c) Distribution Plan (International Fixed Income Portfolio) as originally filed with Post-Effective Amendment No. 11 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23,
         1997.
(15)(d) Amended and Restated Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
(15)(e) Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated herein by reference to Post-Effective
         Amendment No. 22 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on April 8, 1997.

(16) Performance Quotation Computation as originally filed with Post-Effective Amendment No. 7 to Registrant's Registration
         Statement on Form N-1A (File No. 33-22821), filed with the SEC on
         June 30, 1992, is incorporated herein by reference to Post-Effective
         Amendment No. 22 filed with the SEC on April 8, 1997.
(17) Financial Data Schedule for the Emerging Markets Debt Portfolio is filed herewith.
(18)(a) Rule 18f-3 Multiple Class Plan as originally filed as Exhibit (15)(d) to Registrant's Registration Statement on Form N-14 (File No.
         33-65361), filed with the SEC on December 22, 1995, is incorporated herein by reference to Post-Effective Amendment No. 22 filed with the SEC on April 8, 1997.
(18)(b) Amendment No. 1 to Rule 18f-3 Plan relating to Class A and Class D shares is incorporated herein by reference to Post-Effective
         Amendment No. 22 to Registrant's Registration Statement on Form N-1A
         (File No. 33-22821), filed with the SEC on April 8, 1997.
(24)   Powers of Attorney for Robert A. Nesher, William M. Doran, Mark E.
         Nagle, F. Wendell Gooch, George J. Sullivan, Jr., James M. Storey,
         David G. Lee and Frank E. Morris are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's
         Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 26.  NUMBER OF HOLDERS OF SECURITIES:


    As of November 3, 1997:



                                                                                      NUMBER OF
                                                                                       RECORD
TITLE OF CLASS                                                                         HOLDERS
----------------------------------------------------------------------------------  -------------
Units of beneficial interest, without par value--
International Equity Portfolio
  Class A.........................................................................          321
International Equity Portfolio
  Class D.........................................................................           32
International Fixed Income Portfolio
  Class A.........................................................................          177
Emerging Markets Equity Portfolio
  Class A.........................................................................          172
Emerging Markets Debt Portfolio
  Class A.........................................................................           42


Item 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Agreement and Declaration of

Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

ACADIAN ASSET MANAGEMENT, INC.

    Acadian Asset Management, Inc. ("Acadian") is a sub-adviser for the Registrant's International Equity Portfolio. The principal address of Acadian is Two International Place, 26th Floor, Boston, Massachusetts 02110. Acadian is an investment adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Acadian, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Acadian pursuant to the Advisers Act (SEC File No. 801-28078).

CORONATION ASSET MANAGEMENT (PROPRIETARY) LIMITED

    Coronation Asset Management (Proprietary) Limited ("Coronation") is a sub-adviser for the Registrant's Emerging Markets Equity Portfolio. The principal business address of Coronation is 80 Strand Street, Cape Town, South Africa 8001. Coronation is a sub-adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Coronation, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Coronation pursuant to the Advisers Act (SEC File No. 801-52830).

FARRELL WAKO GLOBAL INVESTMENT MANAGEMENT COMPANY, INC.

    Farrell Wako Global Investment Management Company, Inc. ("Farrell Wako") is a sub-adviser for the Registrant's International Equity Portfolio. The principal business address of Farrell Wako is 780 Third Avenue, New York, New York 10017. Farrell Wako is a sub-adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Farrell Wako, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Farrell Wako pursuant to the Advisers Act (SEC File No. 801-41830).

LAZARD LONDON INTERNATIONAL INVESTMENT MANAGEMENT LIMITED

    Lazard London International Investment Management Limited ("Lazard") is a sub-adviser for the Registrant's International Equity Portfolio. The principal business address of Lazard is 21 Moorfields London, England, EC2P 2HT. Lazard is a sub-adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Lazard, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard pursuant to the Advisers Act (SEC File No. 801-15430).

PARAMETRIC PORTFOLIO ASSOCIATES

    Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Emerging Markets Equity Portfolio. The principal business address of Parametric is 701 Fifth Avenue, Suite 7310, Seattle, WA 98104. Parametric is a sub-adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Parametric, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Parametric pursuant to the Advisers Act (SEC File No. 801-48184).


MONTGOMERY ASSET MANAGEMENT, L.L.C.



    Montgomery Asset Management, L.L.C. ("MAM") is a sub-adviser for the Registrant's Emerging Markets Equity Portfolio. The principal address of MAM is 101 California Street, San Francisco, California 94111. MAM is an investment adviser registered under the Advisers Act.


    The list required by this Item 28 of officers and directors of MAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MAM pursuant to the Advisers Act (SEC File No. 801-36790).

SALOMON BROTHERS ASSET MANAGEMENT INC.

    Salomon Brothers Asset Management Inc. ("SBAM") is the sub-adviser for the Registrant's Emerging Markets Debt Portfolio. The principal address of SBAM is 7 World Trade Center, New York, New York 10048. SBAM is an investment adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of SBAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBAM pursuant to the Advisers Act (SEC File No. 801-32046).


SEI INVESTMENTS MANAGEMENT CORPORATION



    SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's International Equity, Emerging Markets Equity and Emerging Markets Debt Portfolios. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.



    The list required by this Item 28 of officers and directors of SIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SIMC pursuant to the Advisers Act (SEC File No. 801-24593).


SELIGMAN HENDERSON CO.

    Seligman Henderson Co. is a sub-adviser for the Registrant's International Equity Portfolio. The principal business address of Seligman Henderson Co. is 100 Park Avenue, New York, New York 10017. Seligman Henderson Co. is a sub-adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Seligman Henderson Co., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Seligman Henderson Co. pursuant to the Advisers Act (SEC File No. 801-40670).

STRATEGIC FIXED INCOME L.P.

    Strategic Fixed Income L.P. ("Strategic") is the adviser for the Registrant's International Fixed Income Portfolio. The principal business address of Strategic is 1001 Nineteenth Street North, 16th Floor, Arlington, Virginia 22209. Strategic is an investment adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Strategic, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strategic pursuant to the Advisers Act (SEC File No. 801-38734).


YAMAICHI CAPITAL MANAGEMENT, INC.


    Yamaichi Capital Management, Inc. ("Yamaichi") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Portfolios. The principal business address of Yamaichi is 2 World Trade Center, Suite 9828, New York, New York 10048. Yamaichi is an investment adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of Yamaichi, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Yamaichi pursuant to the Advisers Act (SEC File No. 801-15955).

YAMAICHI CAPITAL MANAGEMENT (SINGAPORE) LIMITED

    Yamaichi Capital Management (Singapore) Limited ("YCMS") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Portfolios. The principal address of YCMS is 138 Robinson Road #13-01/05, Hong Leong Center, Singapore, 068906. YCMS is an investment adviser registered under the Advisers Act.

    The list required by this Item 28 of officers and directors of YCMS, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by YCMS pursuant to the Advisers Act (SEC File No. 801-44118).

Item 29.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:



SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional Managed Trust                           January 22, 1987
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
CoreFunds, Inc.                                           October 30, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc                      November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
Marquis Funds-Registered Trademark-                       August 17, 1993
Morgan Grenfell Investment Trust                          January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
CrestFunds, Inc.                                          March 1, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Monitor Funds                                             January 11, 1996
FMB Funds, Inc.                                           March 1, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc                        October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997



    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                       --

Henry H. Greer                   Director, President & Chief Operating Officer                      --

Carmen V. Romeo                  Director, Executive Vice President & President-                    --
                                   Investment Advisory Group

Gilbert L. Beebower              Executive Vice President                                           --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Richard B. Lieb                  Executive Vice President, President-Investment                     --
                                   Services Division

Dennis J. McGonigle              Executive Vice President                                           --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

David G. Lee                     Senior Vice President                                   President & Chief
                                                                                           Executive Officer

Jack May                         Senior Vice President                                              --

A. Keith McDowell                Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President, General Counsel & Secretary      Vice President &
                                                                                           Assistant Secretary

Robert Wagner                    Senior Vice President                                              --

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Marc H. Cahn                     Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Kathy Heilig                     Vice President & Treasurer                                         --

Michael Kantor                   Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Joanne Nelson                    Vice President                                                     --

Barbara A. Nugent                Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                               --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Donald Pepin                     Vice President & Managing Director                                 --

Kim Rainey                       Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Wayne M. Withrow                 Vice President & Managing Director                                 --

James Dougherty                  Director of Brokerage Services                                     --


Item 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodians:

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4);
     (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
     31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Fund Management
           Oaks, PA 19456

        (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's
    Advisers:


           SEI Investments Management Corporation
           Oaks, PA 19456


           Acadian Asset Management, Inc.
           Two International Place, 26th Floor
           Boston, MA 02110

           Coronation Asset Management (Proprietary) Limited
           80 Strand Street
           Cape Town, South Africa, 8001


           Farrell Wako Global Investment Management, Inc.
           780 Third Avenue
           New York, New York 10017


           Lazard London International Investment Management Limited
           21 Moorfields
           London, England EC2P 2HT

           Montgomery Asset Management, L.L.C.
           101 California Street
           San Francisco, CA 94111


           Parametric Portfolio Associates
           701 Fifth Avenue, Suite 7310
           Seattle, WA 98104

           Salomon Brothers Asset Management, Inc.
           7 World Trade Center
           New York, New York 10048

           Seligman Henderson Co.
           100 Park Avenue
           New York, New York 10017

           Strategic Fixed Income L.P.
           1001 Nineteenth Street North, 17th Floor
           Arlington, VA 22209


           Yamaichi Capital Management, Inc.
           2 World Trade Center
           Suite 9828
           New York, New York 10048


           Yamaichi Capital Management (Singapore) Limited
           138 Robinson Road, #13-01/05
           Hong Leong Centre
           Singapore, 068906

Item 31.  MANAGEMENT SERVICES:

    None.

Item 32.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the 1940 Act relating to shareholder communications.


    Registrant hereby undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to Shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.


                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI International Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to Registration Statement No. 33-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Oaks, Commonwealth of Pennsylvania on the 24th day of November, 1997.


                                SEI INTERNATIONAL TRUST

                                By                /s/ DAVID G. LEE
                                     -----------------------------------------
                                                   David G. Lee,
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


              *
------------------------------  Trustee                      November 24, 1997
       William M. Doran

              *
------------------------------  Trustee                      November 24, 1997
       F. Wendell Gooch

              *
------------------------------  Trustee                      November 24, 1997
       Frank E. Morris

              *
------------------------------  Trustee                      November 24, 1997
       Robert A. Nesher

              *
------------------------------  Trustee                      November 24, 1997
       James M. Storey

              *
------------------------------  Trustee                      November 24, 1997
   George J. Sullivan, Jr.

       /s/ DAVID G. LEE
------------------------------  President & Chief            November 24, 1997
         David G. Lee             Executive Officer

      /s/ MARK E. NAGLE
------------------------------  Controller & Chief           November 24, 1997
        Mark E. Nagle             Financial Officer



*By       /s/ DAVID G. LEE
      -------------------------
            David G. Lee
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


     EXHIBITS:
--------------------
EX-99.B(1)            Agreement and Declaration of Trust dated June 28, 1988 as originally filed with
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on
                        June 23, 1997.
EX-99.B(2)            By-Laws as originally filed with Registrant's Registration Statement on Form N-1A
                        (File No. 33-22821) filed with the SEC on June 30, 1988, are incorporated herein by reference to Post-Effective Amendment
                        No. 22, filed with the SEC on April 8, 1997.
EX-99.B(2)(a)         Amended By-Laws are incorporated herein by reference to Post-Effective Amendment
                        No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821),
                        filed with the SEC on April 8, 1997.
EX-99.B(3)            Not Applicable
EX-99.B(4)            Not Applicable
EX-99.B(5)(a)         Investment Advisory Agreement between Registrant and Brinson Partners, Inc. dated
                        June 5, 1991 as originally filed as Exhibit (5)(b) to Post-Effective Amendment
                        No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-22821),
                        filed with the SEC on May 16, 1991, is incorporated herein by reference to
                        Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(5)(b)         Investment Advisory Agreement between Registrant and Strategic Fixed Income L.P.
                        dated June 15, 1993 as originally filed as Exhibit (5)(c) to Post-Effective
                        Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No.
                        33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23,
                        1997.
EX-99.B(5)(c)         Investment Advisory Agreement between Registrant and Morgan Grenfell Investment
                        Services Ltd. dated April 25, 1994 as originally filed as Exhibit (5)(e) to
                        Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on
                        April 8, 1997.
EX-99.B(5)(d)         Investment Advisory Agreement between Registrant and Schroder Capital Management
                        International Limited dated April 25, 1994 as originally filed as Exhibit (5)(f)
                        to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on May 2, 1994, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on
                        April 8, 1997.
EX-99.B(5)(e)         Investment Advisory Agreement between Registrant and SEI Financial Management
                        Corporation dated December 16, 1994 incorporated herein by reference as Exhibit
                        (5)(g) to Post-Effective Amendment No. 19 to Registrant's Registration Statement
                        on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
EX-99.B(5)(f)         Investment Advisory Agreement between Registrant and Strategic Fixed Income L.P.
                        dated April 25, 1994, previously filed as Exhibit (5)(h) to Post-Effective
                        Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No.
                        33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on April 8,
                        1997.

     EXHIBITS:
--------------------
EX-99.B(5)(g)         Investment Sub-Advisory Agreement between Registrant and Morgan Grenfell Investment
                        Services Ltd. dated March 25, 1996, previously filed as Exhibit (5)(i) to
                        Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on
                        April 8, 1997.
EX-99.B(5)(h)         Investment Sub-Advisory Agreement between Registrant and Schroder Capital
                        Management International Limited dated December 14, 1995, previously filed as
                        Exhibit (5) (j) to Post-Effective Amendment No. 19 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(5)(i)         Investment Sub-Advisory Agreement between Registrant and Montgomery Asset
                        Management L.P. dated December 21, 1994 incorporated herein by reference as
                        Exhibit (5)(k) to Post-Effective Amendment No. 19 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
EX-99.B(5)(j)         Investment Sub-Advisory Agreement between Registrant and Acadian Asset Management,
                        Inc. dated December 16, 1994 incorporated herein by reference as Exhibit (5)(l)
                        to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
EX-99.B(5)(k)         Investment Sub-Advisory Agreement between Registrant and WorldInvest Limited dated
                        December 16, 1994 incorporated herein by reference as Exhibit (5)(m) to
                        Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 28, 1995.
EX-99.B(5)(l)         Investment Sub-Advisory Agreement between SEI Financial Management Corporation and
                        Schroder Capital Management International Limited incorporated herein by reference as Exhibit (5)(n) to Registrant's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on April 25, 1996.
EX-99.B(5)(m)         Investment Sub-Advisory Agreement between SEI Financial Management Corporation and
                        Morgan Grenfell Investment Services Limited incorporated herein by reference as
                        Exhibit (5)(o) to Registrant's Registration Statement on Form N-1A (File No.
                        33-22821), filed with the SEC on April 25, 1996.
EX-99.B(5)(n)         Investment Sub-Advisory Agreement between SEI Financial Management Corporation and
                        Coronation Asset Management (Proprietary) Limited dated September 30, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(5)(o)         Investment Sub-Advisory Agreement between SEI Financial Management Corporation and
                        Parametric Portfolio Associates dated September 11, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration
                        Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(5)(p)         Investment Sub-Advisory Agreement between SEI Financial Management Corporation and
                        Farrell Wako Global Investment Management, Inc. dated June 14, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
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EX-99.B(5)(q)         Investment Sub-Advisory Agreement between SEI Financial Management Corporation and
                        Lazard London International Investment Management Limited dated December 30, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(5)(r)         Investment Sub-Advisory Agreement between SEI Financial Management Corporation and
                        Seligman Henderson Co. dated June 14, 1996 is incorporated herein by reference to
                        Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(5)(s)         Investment Sub-Advisory Agreement between SEI Financial Management Corporation and
                        Yamaichi Capital Management/Yamaichi Capital Management (Singapore) Limited dated
                        June 14, 1996 is incorporated herein by reference to Post-Effective Amendment No.
                        22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(5)(t)         Investment Advisory Agreement between Registrant and Acadian Asset Management, Inc.
                        dated November 7, 1994 is incorporated herein by reference to Post-Effective
                        Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No.
                        33-22821), filed with the SEC on April 8, 1997.
EX-99.B(5)(u)         Investment Advisory Agreement between Registrant and WorldInvest Limited dated
                        November 7, 1994 is incorporated herein by reference to Post-Effective Amendment
                        No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821),
                        filed with the SEC on April 8, 1997.
EX-99.B(6)            Distribution Agreement between Registrant and SEI Financial Services Company as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-22821), filed with the SEC on August 30,
                        1988, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(7)            Not Applicable
EX-99.B(8)(a)         Custodian Agreement between Registrant and State Street Bank and Trust Company as
                        originally filed as Exhibit (8) to Post-Effective Amendment No. 1 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on
                        September 16, 1988, is incorporated herein by reference to Post-Effective
                        Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(8)(b)         Custodian Agreement between Registrant and The Chase Manhattan Bank, N.A. as originally filed as Exhibit (8)(c) to Post-Effective Amendment No. 9 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on March 31, 1993, is incorporated herein by reference to Post-Effective
                        Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(9)(a)         Management Agreement between Registrant and SEI Financial Management Company as originally filed as Exhibit (5)(a) to Pre-Effective Amendment No. 1 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to Post-Effective
                        Amendment No. 23, filed with the SEC on June 23, 1997.
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EX-99.B(9)(b)         Schedule C to Management Agreement between Registrant and SEI Financial Management
                        Company adding the International Fixed Income Portfolio as originally filed as
                        Exhibit (5)(d) to Post-Effective Amendment No. 10 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(9)(c)         Consent to Assignment and Assumption Agreement between SFM and SEI Fund Management dated May 31, 1996 is incorporated herein by reference to Post-Effective
                        Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No.
                        33-22821), filed with the SEC on April 8, 1997.
EX-99.B(10)           Opinion and Consent of Counsel as originally filed with Pre-Effective Amendment No.
                        1 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on August 30, 1988, is incorporated herein by reference to
                        Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(11)           Not Applicable
EX-99.B(12)           Not Applicable
EX-99.B(13)           Not Applicable
EX-99.B(14)           Not Applicable
EX-99.B(15)(a)        Distribution Plan (Class D) as originally filed with Post-Effective Amendment No.
                        10 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on June 28, 1993, is incorporated herein by reference to
                        Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(15)(b)        Distribution Plan (Core International Equity Portfolio Class A) as originally filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.
EX-99.B(15)(c)        Distribution Plan (International Fixed Income Portfolio) as originally filed with
                        Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on June 29, 1993, is incorporated herein by reference to Post-Effective Amendment No. 23, filed with the SEC on
                        June 23, 1997.
EX-99.B(15)(d)        Amended and Restated Distribution Plan is incorporated herein by reference to
                        Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(15)(e)        Shareholder Service Plan and Agreement with respect to the Class A shares is incorporated herein by reference to Post-Effective Amendment No. 22 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(16)           Performance Quotation Computation as originally filed with Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A (File No. 33-22821),
                        filed with the SEC on June 30, 1992, is incorporated herein by reference to
                        Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
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EX-99.B(18)(a)        Rule 18f-3 Multiple Class Plan as originally filed as Exhibit (15)(d) to
                        Registrant's Registration Statement on Form N-14 (File No. 33-65361), filed with the SEC on December 22, 1995, is incorporated herein by reference to
                        Post-Effective Amendment No. 22, filed with the SEC on April 8, 1997.
EX-99.B(18)(b)        Amendment No. 1 to Rule 18f-3 Plan relating to Class A and Class D shares is incorporated herein by reference to Post-Effective Amendment No. 22 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-99.B(24)           Powers of Attorney for Robert A. Nesher, William M. Doran, Mark E. Nagle, F.
                        Wendell Gooch, George J. Sullivan, Jr., James M. Storey, David G. Lee and Frank
                        E. Morris are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-22821), filed with the SEC on April 8, 1997.
EX-27.1               Financial Data Schedule for the Emerging Markets Debt Portfolio.
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